INVESTMENTS - Derivatives by Category (Detail) - USD ($) $ in Millions	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Net derivative gains (loss)	$ (2,006)	$ (46)	$ (236)	$ (316)	$ (204)	$ (282)	$ 548	$ (2,288)	$ 232	$ 214	$ (1,848)	$ (1,404)
Notional Amount	87,790							87,790		87,914	73,634
Fair Value, Assets Derivatives	6,111							6,111		6,046	5,601
Fair Value, Liabilities Derivatives	11,428							11,428		10,230	10,422
Gains (Losses) Reported In Net Income (Loss)								(2,279)	193	254	(1,867)
Net Amounts Of Liabilities Presented In Statement Of Financial Position											81
Other accrued liabilities, current	9							9		5	7
Equity Futures
Derivatives, Fair Value [Line Items]
Notional Amount	7,863							7,863		6,716	9,131
Fair Value, Assets Derivatives	1							1		1	1
Fair Value, Liabilities Derivatives	1							1		2	1
Gains (Losses) Reported In Net Income (Loss)								(508)	(965)	(1,297)	(1,445)
Equity Swaps
Derivatives, Fair Value [Line Items]
Notional Amount	7,900							7,900		7,623	5,933
Fair Value, Assets Derivatives	12							12		4	22
Fair Value, Liabilities Derivatives	189							189		201	117
Gains (Losses) Reported In Net Income (Loss)								(455)	(996)	(1,413)	(459)
Equity Option
Derivatives, Fair Value [Line Items]
Notional Amount	24,723							24,723		22,223	12,241
Fair Value, Assets Derivatives	4,187							4,187		3,456	2,190
Fair Value, Liabilities Derivatives	1,632							1,632		1,457	1,174
Gains (Losses) Reported In Net Income (Loss)								701	873	1,265	746
Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional Amount	25,761							25,761		26,769	26,133
Fair Value, Assets Derivatives	330							330		604	514
Fair Value, Liabilities Derivatives	653							653		193	1,443
Gains (Losses) Reported In Net Income (Loss)								(1,212)	661	863	(198)
Interest Rate Futures
Derivatives, Fair Value [Line Items]
Notional Amount	17,498							17,498		20,675
Fair Value, Assets Derivatives	0							0		0
Fair Value, Liabilities Derivatives	0							0		0
Gains (Losses) Reported In Net Income (Loss)								45	100	293
Credit contracts
Derivatives, Fair Value [Line Items]
Notional Amount	1,935							1,935		2,131	2,757
Fair Value, Assets Derivatives	28							28		35	20
Fair Value, Liabilities Derivatives	3							3		3	15
Gains (Losses) Reported In Net Income (Loss)								3	16	19	15
Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Notional Amount	2,110							2,110		1,423	730
Fair Value, Assets Derivatives	75							75		19	52
Fair Value, Liabilities Derivatives	9							9		10	6
Gains (Losses) Reported In Net Income (Loss)								60	(40)	(39)	45
Collateral
Derivatives, Fair Value [Line Items]
Notional Amount	0							0		0
Fair Value, Assets Derivatives	38							38		24	121
Fair Value, Liabilities Derivatives	0							0		4	6
Gains (Losses) Reported In Net Income (Loss)								0	0
Net Amounts Of Liabilities Presented In Statement Of Financial Position	0							0		0
Collateral
Derivatives, Fair Value [Line Items]
Notional Amount	0							0		0
Fair Value, Assets Derivatives	65							65		4	935
Fair Value, Liabilities Derivatives	2,189							2,189		2,123	908
Gains (Losses) Reported In Net Income (Loss)								0	0
Net Amounts Of Liabilities Presented In Statement Of Financial Position	0							0		0
Collateralized Financing
Derivatives, Fair Value [Line Items]
Fair Value, Liabilities Derivatives										2,123
GMIB reinsurance contract asset
Derivatives, Fair Value [Line Items]
Notional Amount	0							0		0
Fair Value, Assets Derivatives	1,375							1,375		1,894	1,735
Fair Value, Liabilities Derivatives	0							0		0
Gains (Losses) Reported In Net Income (Loss)								(522)	286	174	(77)
GMxB derivative features' liability
Derivatives, Fair Value [Line Items]
Notional Amount	0							0		0
Fair Value, Assets Derivatives	0							0		0
Fair Value, Liabilities Derivatives	4,294							4,294		4,451	5,731
Gains (Losses) Reported In Net Income (Loss)								452	1,210	1,652	136
SCS, SIO, MSO and IUL indexed features’ liability
Derivatives, Fair Value [Line Items]
Notional Amount	0							0		0
Fair Value, Assets Derivatives	0							0		0
Fair Value, Liabilities Derivatives	2,458							2,458		1,786	940
Gains (Losses) Reported In Net Income (Loss)								(850)	(913)	(1,303)	(771)
Currency
Derivatives, Fair Value [Line Items]
Notional Amount	0							0		354	391
Fair Value, Assets Derivatives	0							0		5
Fair Value, Liabilities Derivatives	0							0		0	81
Gains (Losses) Reported In Net Income (Loss)								9	$ (39)	40	(19)
Net Amounts Of Liabilities Presented In Statement Of Financial Position	$ 0							$ 0		$ 0
Floor
Derivatives, Fair Value [Line Items]
Notional Amount											1,500
Fair Value, Assets Derivatives											11
Gains (Losses) Reported In Net Income (Loss)											4
Futures
Derivatives, Fair Value [Line Items]
Notional Amount											14,818
Gains (Losses) Reported In Net Income (Loss)											$ 156